Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 17, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash		$ 28,051		$ 148,349	$ 461,914
Investments held in the trust account		13,360,262		24,376,178	229,792,494
Expenses payable on dissolution		100,000		100,000
Accretion of Class A ordinary shares subject to redemption value		309,906	$ 2,328,946	6,501,789	2,442,494
Deferred underwriting fee payable					(6,557,250)
Unrecognized tax benefits
Accrued interest and penalties
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)		20,600,000		20,600,000
Cash insured with federal depository insurance corporation		$ 250,000		$ 250,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost		26,958,716
Underwriting fees		4,500,000
Deferred underwriting fee payable	$ 7,875,000	7,875,000
Excess Fair Value of Founder Shares Attributable to Anchor Investors	13,605,750	13,605,750
Other Offering Costs	977,966	$ 977,966
Transaction costs	26,958,716
Cash Underwriting Fees	$ 4,500,000
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Stock shares issued during the period for services value (in Shares)	22,500,000	22,500,000
Temporary Equity, Shares Outstanding (in Shares)		1,214,913		2,246,910
Issuance costs allocated to Class A ordinary shares	$ 24,864,388	$ 24,864,388
Adjustments to additional paid in capital stock issued issuance costs	$ 2,094,328	$ 2,094,328